Stock-Based Incentive Compensation Plans and Employee Benefit Plans	12 Months Ended
Dec. 31, 2019
Disclosure of Stock-Based Incentive Compensation Plans and Employee Benefit Plans [Abstract]
Stock-Based Incentive Compensation Plans and Employee Benefit Plans [Text Block]	Stock-Based Incentive Compensation Plans and Employee Benefit Plans

(a) Stock-Based Incentive Compensation Plans (CenterPoint Energy)

CenterPoint Energy has LTIPs that provide for the issuance of stock-based incentives, including stock options, performance awards, restricted stock unit awards and restricted and unrestricted stock awards to officers, employees and non-employee directors.  Approximately 14 million shares of Common Stock are authorized under these plans for awards. CenterPoint Energy issues new shares of its Common Stock to satisfy stock-based payments related to LTIPs. Equity awards are granted to employees without cost to the participants.

Compensation costs for the performance and stock unit awards granted under LTIPs are measured using fair value and expected achievement levels on the grant date. For performance awards with operational goals, the achievement levels are revised as goals are evaluated. The fair value of awards granted to employees is based on the closing stock price of CenterPoint Energy’s Common Stock on the grant date. The compensation expense is recorded on a straight-line basis over the vesting period.  Forfeitures are estimated on the date of grant based on historical averages and estimates are updated periodically throughout the vesting period.

The performance awards granted in 2019, 2018 and 2017 are distributed based upon the achievement of certain objectives over a three-year performance cycle. The stock unit awards granted in 2019, 2018 and 2017 are service based. The stock unit awards generally vest at the end of a three-year period, provided, however, that stock unit awards granted to non-employee directors vested at the end of a one-year period (for awards granted in 2017) or vested immediately upon grant (for awards granted in 2019 and 2018). Upon vesting, both the performance and stock unit awards are issued to the participants along with the value of dividend equivalents earned over the performance cycle or vesting period.

The following table summarizes CenterPoint Energy’s expenses related to LTIPs for 2019, 2018 and 2017:

	Year Ended December 31,
	2019	2018	2017
	(in millions)
LTIP Compensation expense (1)	$28	$26	$21
Income tax benefit recognized	7	6	8
Actual tax benefit realized for tax deductions	12	5	6

(1)	Amounts presented in the table above are included in Operation and maintenance expense in CenterPoint Energy’s Statements of Consolidated Income and shown prior to any amounts capitalized.

The following tables summarize CenterPoint Energy’s LTIP activity for 2019:

	Year Ended December 31, 2019
	Shares (Thousands)	Weighted-Average Grant Date Fair Value	Remaining Average Contractual Life (Years)	Aggregate Intrinsic Value (2) (Millions)
Performance Awards (1)
Outstanding and non-vested as of December 31, 2018	3,818	$23.91
Granted	1,413	31.16
Forfeited or canceled	(825)	24.78
Vested and released to participants	(1,074)	18.97
Outstanding and non-vested as of December 31, 2019	3,332	$28.36	1.1	$53

Stock Unit Awards
Outstanding and non-vested as of December 31, 2018	1,060	$24.08
Granted	470	31.07
Forfeited or canceled	(131)	27.95
Vested and released to participants	(433)	20.72
Outstanding and non-vested as of December 31, 2019	966	$28.46	1.2	$26

(1)	Reflects maximum performance achievement.

(2)	Reflects the impact of current expectations of achievement and stock price.

The weighted average grant date fair values per unit of awards granted were as follows for 2019, 2018 and 2017:

	Year Ended December 31,
	2019	2018	2017
	(In millions, except for per unit amounts)
Performance Awards
Weighted-average grant date fair value per unit of awards granted	$31.16	$26.74	$26.64
Total intrinsic value of awards received by participants	36	12	7
Vested grant date fair value	20	9	5

Stock Unit Awards
Weighted-average grant date fair value per unit of awards granted	$31.07	$26.62	$26.77
Total intrinsic value of awards received by participants	15	9	9
Vested grant date fair value	9	7	7

As of December 31, 2019, there was $34 million of total unrecognized compensation cost related to non-vested performance and stock awards which is expected to be recognized over a weighted-average period of 1.7 years.

(b) Pension Benefits (CenterPoint Energy)

CenterPoint Energy maintains a non-contributory qualified defined benefit pension plan covering eligible employees, with benefits determined using a cash balance formula. In addition to the non-contributory qualified defined benefit pension plan, CenterPoint Energy maintains unfunded non-qualified benefit restoration plans which allow participants to receive the benefits to which they would have been entitled under CenterPoint Energy’s non-contributory qualified pension plan except for federally mandated limits on qualified plan benefits or on the level of compensation on which qualified plan benefits may be calculated.

As a result of the Merger, CenterPoint Energy now also maintains three additional qualified defined benefit pension plans which are closed to new participants and a non-qualified supplemental retirement plan. The defined benefit pension plans cover eligible full-time regular employees and retirees of Vectren and are primarily non-contributory.

CenterPoint Energy’s net periodic cost includes the following components relating to pension, including the non-qualified benefit plans:

	Year Ended December 31,
	2019	2018	2017
	(in millions)
Service cost (1)	$40	$37	$36
Interest cost (2)	96	79	89
Expected return on plan assets (2)	(105)	(107)	(97)
Amortization of prior service cost (2)	9	9	9
Amortization of net loss (2)	52	43	58
Settlement cost (2) (3)	2	—	—
Curtailment gain (2) (4)	(1)	—	—
Net periodic cost	$93	$61	$95

(1)	Amounts presented in the table above are included in Operation and maintenance expense in CenterPoint Energy’s Statements of Consolidated Income, net of regulatory deferrals and amounts capitalized.

(2)	Amounts presented in the table above are included in Other, net in CenterPoint Energy’s Statements of Consolidated Income, net of regulatory deferrals.

(3)
A one-time, non-cash settlement cost is required when the total lump sum distributions or other settlements of plan benefit obligations during a plan year exceed the service cost and interest cost components of the net periodic cost for that year. In 2019, CenterPoint Energy recognized a non-cash settlement cost due to lump sum settlement payments.

(4)
A curtailment gain or loss is required when the expected future services of a significant number of employees are reduced or eliminated for the accrual of benefits. In 2019, CenterPoint Energy recognized a pension curtailment gain related to employees who were terminated after the Merger closed.

CenterPoint Energy used the following assumptions to determine net periodic cost relating to pension benefits:

	Year Ended December 31,
	2019	2018	2017
Discount rate	4.35%	3.65%	4.15%
Expected return on plan assets	6.00	6.00	6.00
Rate of increase in compensation levels	4.60	4.45	4.50

In determining net periodic benefit cost, CenterPoint Energy uses fair value, as of the beginning of the year, as its basis for determining expected return on plan assets.

The following table summarizes changes in the benefit obligation, plan assets, the amounts recognized in the Consolidated Balance Sheets as well as the key assumptions of CenterPoint Energy’s pension plans. The measurement dates for plan assets and obligations were December 31, 2019 and 2018.

	December 31,
	2019	2018
	(in millions, except for actuarial assumptions)
Change in Benefit Obligation
Benefit obligation, beginning of year	$2,013	$2,225
Plan obligations assumed in Merger	332	—
Service cost	40	37
Interest cost	96	79
Benefits paid	(244)	(201)
Actuarial (gain) loss (1)	216	(127)
Plan amendment	1	—
Curtailment	(1)	—
Benefit obligation, end of year	2,453	2,013
Change in Plan Assets
Fair value of plan assets, beginning of year	1,516	1,801
Plan assets assumed in Merger	286	—
Employer contributions	109	69
Benefits paid	(244)	(201)
Actual investment return	338	(153)
Fair value of plan assets, end of year	2,005	1,516
Funded status, end of year	$(448)	$(497)

Amounts Recognized in Balance Sheets
Current liabilities-other	$(8)	$(7)
Other liabilities-benefit obligations	(440)	(490)
Net liability, end of year	$(448)	$(497)
Actuarial Assumptions
Discount rate (2)	3.20%	4.35%
Expected return on plan assets (3)	5.75	6.00
Rate of increase in compensation levels	4.95	4.60
Interest crediting rate	3.25	3.75

(1)
Significant sources of loss for 2019 include the decrease in discount rate from 4.35% to 3.20%. Significant sources of gain for 2018 include the increase in discount rate from 3.65% to 4.35% and the mortality projection scale change from MP2017 to MP2018.

(2)
The discount rate assumption was determined by matching the projected cash flows of CenterPoint Energy’s plans against a hypothetical yield curve of high-quality corporate bonds represented by a series of annualized individual discount rates from one-half to 99 years.

(3)	The expected rate of return assumption was developed using the targeted asset allocation of CenterPoint Energy’s plans and the expected return for each asset class.

The following table displays pension benefits related to CenterPoint Energy’s pension plans that have accumulated benefit obligations in excess of plan assets:

	December 31,
	2019		2018
	Pension (Qualified)	Pension (Non-qualified)	Pension (Qualified)	Pension (Non-qualified)
	(in millions)
Accumulated benefit obligation	$2,352	$68	$1,930	$61
Projected benefit obligation	2,385	68	1,952	61
Fair value of plan assets	2,005	—	1,516	—

The accumulated benefit obligation for all defined benefit pension plans on CenterPoint Energy’s Consolidated Balance Sheets was $2,420 million and $1,991 million as of December 31, 2019 and 2018, respectively.

Multi-employer Pension Plan

On February 3, 2020, CenterPoint Energy, through its subsidiary VUSI, entered into the Securities Purchase Agreement to sell the Infrastructure Services Disposal Group. The transaction closed on April 9, 2020. For further information, see Notes 4, 6 and 23.

CenterPoint Energy, through the Infrastructure Services Disposal Group, participates in several industry wide multi-employer pension plans for its collective bargaining employees which provide for monthly benefits based on length of service. The risks of participating in multi-employer pension plans are different from the risks of participating in single-employer pension plans in the following respects: (1) assets contributed to the multi-employer plan by one employer may be used to provide benefits to employees of other participating employers, (2) if a participating employer stops contributing to the plan, the unfunded obligations of the plan allocable to such withdrawing employer may be borne by the remaining participating employers and (3) if CenterPoint Energy stops participation in some of its multi-employer pension plans, CenterPoint Energy may be required to pay those plans an amount based on its allocable share of the underfunded status of the plan, referred to as a withdrawal liability.

Expense is recognized as payments are accrued for work performed or when withdrawal liabilities are probable and estimable. Expense associated with multi-employer plans of $52 million during the year ended December 31, 2019. During 2019, CenterPoint Energy made contributions to these multi-employer plans on behalf of employees that participate in approximately 215 local unions. Contracts with these unions are negotiated with trade agreements through two primary contractor associations. These trade agreements have varying expiration dates ranging from 2020 through 2022. The average contribution related to these local unions was less than $1 million, and the largest contribution was approximately $5 million. Multiple unions can contribute to a single multi-employer plan. CenterPoint Energy made contributions to at least 72 plans in 2019, eight of which are considered significant plans based on, among other things, the amount of the contributions, the number of employees participating in the plan, and the funded status of the plan.

CenterPoint Energy’s participation in the significant plans is outlined in the following table. The EIN / Pension Plan Number column provides the EIN and three-digit pension plan numbers. The most recent Pension Protection Act Zone Status available in 2019 is for the plan year end at January 31, 2019 for the Central Pension Fund, May 31, 2019 for the Indiana Pension Laborers Fund, December 31, 2018 for the Pipeline Industry Benefit Fund, December 31, 2018 for the Laborers District Council & Contractors’ Pension Fund of Ohio, April 30, 2019 for the Ohio Operating Engineers Pension Fund, April 30, 2019 for the Operating Engineers Local 324 Fringe Benefit Fund, December 31, 2018 for the Minnesota Laborers Pension Fund, and December 31, 2018 for the Laborers’ Combined Fund of Western Pennsylvania. Generally, plans in the red zone are less than 65% funded, plans in the yellow zone are less than 80% funded and plans in the green zone are at least 80% funded. The FIP/RP Status Pending / Implemented column indicates plans for which a FIP or RP is either pending or has been implemented. The multi-employer contributions listed in the table below are CenterPoint Energy’s multi-employer contributions made in 2019.

Federal law requires pension plans in endangered status to adopt a FIP and plans in critical status to adopt a RP aimed at restoring the financial health of the plan. In December 2014, the Multi-employer Pension Reform Act of 2014 was passed and permanently extended the Pension Protection Act of 2006 multi-employer plan critical and endangered status funding rules, among other things, including providing a provision for a plan sponsor to suspend or reduce benefit payments to preserve plans in critical and declining status.

		Pension Protection Act Zone Status		Multi-employer Contributions
Pension Fund	EIN/Pension Plan Number	2019	FIP/RP Status Pending/Implemented	2019	Surcharge Imposed
				(in millions)
Central Pension Fund	36-6052390-001	Green	No	$12	No
Indiana Laborers Pension Fund	35-6027150-001	Green	No	5	No
Pipeline Industry Benefit Fund	73-0742835-001	Green	No	5	No
Laborers District Fund of Ohio	31-6129964-001	Green	No	4	No
Ohio Operating Engineers Pension Fund	31-6129968-001	Green	No	3	No
Operating Engineers Local #324 Fund (1)	38-1900637-001	Red	Implemented	3	No
Minnesota Laborers Pension Fund	41-6159599-001	Green	No	3	No
Laborers’ Combined Fund of Western PA (2)	25-6135576-001	Red	Implemented	2	No
Other				15
Total Contributions				$52

(1)
The Operating Engineers Local #324 Fringe Benefits Fund was certified to be in “critical” status for the plan year ending April 30, 2019. In an effort to improve the plan’s funding situation, on March 17, 2011, the trustees adopted a plan amendment, which reduced benefit accruals and eliminated some ancillary benefits, and adopted an RP that will be effective from May 1, 2013 through April 30, 2023 or until the plan is no longer in critical status. On April 27, 2015, the trustees updated the RP to change the annual standard for meeting the requirements of the RP. The trustees further updated the RP on January 29, 2019. The annual standard is that actuarial projections updated for each year show the fund is expected to remain solvent for a 20-year projection period.

(2)
The Laborers’ Combined Fund of Western Pennsylvania was previously deemed in critical status. The trustees adopted a FIP that is scheduled to run through December 31, 2020 and provided for changes in adjustable benefits and increases in the employer contribution rate.

While not considered significant to CenterPoint Energy, there are four plans in red zone status receiving CenterPoint Energy contributions. There are also five other plans where CenterPoint Energy contributions exceed 5% of each plan’s total contributions; however, none of these plans are considered significant to CenterPoint Energy.

(c) Postretirement Benefits

CenterPoint Energy provides certain healthcare and life insurance benefits for eligible retired employees on both a contributory and non-contributory basis. The Registrants’ employees (other than employees of Vectren and its subsidiaries) who were hired before January 1, 2018 and who have met certain age and service requirements at retirement, as defined in the plans, are eligible to participate in these benefit plans. Employees hired on or after January 1, 2018 are not eligible for these benefits, except that such employees represented by IBEW Local Union 66 are eligible to participate in certain of the benefits, subject to the applicable age and service requirements. With respect to retiree medical and prescription drug benefits, employees represented by the IBEW Local Union 66 who retire on or after January 1, 2017, and their dependents, receive any such benefits exclusively through the NECA/IBEW Family Medical Care Plan pursuant to the terms of the renegotiated collective bargaining agreement entered into in May 2016. Houston Electric and CERC are required to fund a portion of their obligations in accordance with rate orders. All other obligations are funded on a pay-as-you-go basis.

As a result of the Merger, CenterPoint Energy now maintains an additional postretirement benefit plan. The postretirement benefit plan provides health care and life insurance benefits, which are a combination of self-insured and fully insured programs, to eligible Vectren retirees on both a contributory and non-contributory basis.

Postretirement benefits are accrued over the active service period of employees. The net postretirement benefit cost includes the following components:

	Year Ended December 31,
	2019			2018			2017
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Service cost (1)	$3	$1	$1	$2	$—	$1	$2	$1	$1
Interest cost (2)	15	7	5	13	8	4	16	9	5
Expected return on plan assets (2)	(5)	(4)	(1)	(5)	(4)	(1)	(5)	(4)	(1)
Amortization of prior service cost (credit) (2)	(5)	(6)	1	(5)	(5)	1	(5)	(6)	1
Net postretirement benefit cost (credit)	$8	$(2)	$6	$5	$(1)	$5	$8	$—	$6

(1)
Amounts presented in the table above are included in Operation and maintenance expense in each of the Registrants’ respective Statements of Consolidated Income, net of regulatory deferrals and amounts capitalized.

(2)	Amounts presented in the table above are included in Other, net in each of the Registrants’ respective Statements of Consolidated Income, net of regulatory deferrals.

The following assumptions were used to determine net periodic cost relating to postretirement benefits:

	Year Ended December 31,
	2019			2018			2017
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
Discount rate	3.20%	3.20%	3.20%	3.60%	3.60%	3.60%	4.15%	4.15%	4.15%
Expected return on plan assets	4.60	4.70	4.15	4.55	4.75	3.85	4.50	4.75	3.60

The following table summarizes changes in the benefit obligation, plan assets, the amounts recognized in consolidated balance sheets and the key assumptions of the postretirement plans. The measurement dates for plan assets and benefit obligations were December 31, 2019 and 2018.

	December 31,
	2019			2018
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Change in Benefit Obligation
Benefit obligation, beginning of year	$331	$166	$110	$386	$225	$109
Plan obligations assumed in Merger	37	—	—	—	—	—
Service cost	3	1	1	2	—	1
Interest cost	15	7	5	13	8	4
Participant contributions	8	2	4	7	2	4
Benefits paid	(26)	(13)	(8)	(25)	(13)	(9)
Plan amendment	9	3	5	—	—	—
Actuarial (gain) loss (1)	(21)	(4)	(15)	(52)	(56)	1
Benefit obligation, end of year	356	162	102	331	166	110
Change in Plan Assets
Fair value of plan assets, beginning of year	114	89	25	120	93	26
Employer contributions	17	10	3	14	9	4
Participant contributions	8	2	4	7	2	4
Benefits paid	(26)	(13)	(8)	(25)	(13)	(9)
Actual investment return	15	13	3	(2)	(2)	—
Fair value of plan assets, end of year	128	101	27	114	89	25
Funded status, end of year	$(228)	$(61)	$(75)	$(217)	$(77)	$(85)
Amounts Recognized in Balance Sheets
Current liabilities-other	$(8)	$—	$(3)	$(6)	$—	$(3)
Other liabilities-benefit obligations	(220)	(61)	(72)	(211)	(77)	(82)
Net liability, end of year	$(228)	$(61)	$(75)	$(217)	$(77)	$(85)
Actuarial Assumptions
Discount rate (2)	3.25%	3.25%	3.25%	4.35%	4.35%	4.35%
Expected return on plan assets (3)	3.95	4.05	3.35	4.60	4.70	4.15
Medical cost trend rate assumed for the next year - Pre-65	5.50	5.50	5.50	5.95	5.95	5.95
Medical/prescription drug cost trend rate assumed for the next year - Post-65	5.75	5.75	5.75	28.60	28.60	28.60
Prescription drug cost trend rate assumed for the next year - Pre-65	8.00	8.00	8.00	9.20	9.20	9.20
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50	4.50	4.50	4.50	4.50	4.50
Year that the cost trend rates reach the ultimate trend rate - Pre-65	2028	2028	2028	2026	2026	2026
Year that the cost trend rates reach the ultimate trend rate - Post-65	2029	2029	2029	2027	2027	2027

(1)
Significant sources of gain for 2019 include favorable cost trend rates and benefit claims experience in addition to the change in mortality projection scale from MP2018 to MP2019. Significant sources of gain for 2018 include the increase in the discount rate from 3.60% to 4.35%, favorable benefit claims experience and cost trend rates in addition to the change in mortality projection scale from MP2017 to MP2018.

(2)
The discount rate assumption was determined by matching the projected cash flows of the plans against a hypothetical yield curve of high-quality corporate bonds represented by a series of annualized individual discount rates from one-half to 99 years.

(3)	The expected rate of return assumption was developed using the targeted asset allocation of the plans and the expected return for each asset class.

(d) Accumulated Other Comprehensive Income (Loss) (CenterPoint Energy and CERC)

CenterPoint Energy recognizes the funded status of its pension and other postretirement plans on its Consolidated Balance Sheets. To the extent this obligation exceeds amounts previously recognized in the Statements of Consolidated Income, CenterPoint Energy records a regulatory asset for that portion related to its rate regulated utilities. To the extent that excess liability does not relate to a rate regulated utility, the offset is recorded as a reduction to equity in accumulated other comprehensive income.

Amounts recognized in accumulated other comprehensive loss (gain) consist of the following:

	December 31,
	2019			2018
	Pension Benefits	Postretirement Benefits		Pension Benefits	Postretirement Benefits
	CenterPoint Energy	CenterPoint Energy	CERC	CenterPoint Energy	CenterPoint Energy	CERC
	(in millions)
Unrecognized actuarial loss (gain)	$105	$(16)	$(12)	$109	$(7)	$(3)
Unrecognized prior service cost	—	7	7	1	5	5
Deferred tax benefit	—	—	—	—	—	(9)
Net amount recognized in accumulated other comprehensive loss (gain)	$105	$(9)	$(5)	$110	$(2)	$(7)

The changes in plan assets and benefit obligations recognized in other comprehensive income during 2019 are as follows:

	Pension Benefits	Postretirement Benefits
	CenterPoint Energy	CenterPoint Energy	CERC
	(in millions)
Net loss (gain)	$4	$(8)	$(6)
Amortization of net loss	(8)	—	—
Amortization of prior service cost	(1)	1	(1)
Total recognized in comprehensive income	$(5)	$(7)	$(7)
Total expense recognized in net periodic costs and Other comprehensive income	$87	$1	$(1)

(e) Pension Plan Assets (CenterPoint Energy)

In managing the investments associated with the benefit plans, CenterPoint Energy’s objective is to achieve and maintain a fully funded plan. This objective is expected to be achieved through an investment strategy that manages liquidity requirements while maintaining a long-term horizon in making investment decisions and efficient and effective management of plan assets.

As part of the investment strategy discussed above, CenterPoint Energy maintained the following weighted average allocation targets for its pension plans as of December 31, 2019:

	Minimum	Maximum
U.S. equity	19%	29%
International equity	8%	18%
Real estate	3%	9%
Fixed income	52%	62%
Cash	0%	2%

The following tables set forth by level, within the fair value hierarchy (see Note 10), CenterPoint Energy’s pension plan assets at fair value as of December 31, 2019 and 2018:

	Fair Value Measurements as of December 31,
	2019				2018
	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)	Total
	(in millions)
Cash	$(7)	$—	$—	$(7)	$19	$—	$—	$19
Corporate bonds:
Investment grade or above	—	699	—	699	—	368	—	368
Equity securities:
U.S. companies	69	—	—	69	60	—	—	60
Cash received as collateral from securities lending	61	—	—	61	77	—	—	77
U.S. treasuries	232	—	—	232	196	—	—	196
Mortgage backed securities	—	8	—	8	—	6	—	6
Asset backed securities	—	3	—	3	—	1	—	1
Municipal bonds	—	44	—	44	—	27	—	27
Mutual funds (2)	270	—	—	270	167	—	—	167
International government bonds	—	21	—	21	—	16	—	16
Obligation to return cash received as collateral from securities lending	(61)	—	—	(61)	(77)	—	—	(77)
Total investments at fair value	$564	$775	$—	$1,339	$442	$418	$—	$860
Investments measured by net asset value per share or its equivalent (1) (2)				666				656
Total Investments				$2,005				$1,516

(1)	Represents investments in common collective trust funds.

(2)	The amounts invested in mutual funds and common collective trust funds were allocated as follows:

	As of December 31,
	2019		2018
	Mutual Funds	Common Collective Trust Funds	Mutual Funds	Common Collective Trust Funds
International equities (1)	31%	29%	85%	41%
U.S. equities	49%	51%	15%	5%
Real estate	1%	6%	—%	—%
Fixed income	19%	14%	—%	54%

(1)
The amounts invested in international equities for 2018 include allocations of 34% in mutual funds and 4% in common collective trust funds,which were previously reported as allocations in emerging market equities.

The pension plans utilized both exchange traded and over-the-counter financial instruments such as futures, interest rate options and swaps that were marked to market daily with the gains/losses settled in the cash accounts. The pension plans did not include any holdings of CenterPoint Energy Common Stock as of December 31, 2019 or 2018.

(f) Postretirement Plan Assets

In managing the investments associated with the postretirement plans, the Registrants’ objective is to achieve and maintain a fully funded plan. This objective is expected to be achieved through an investment strategy that manages liquidity requirements while maintaining a long-term horizon in making investment decisions and efficient and effective management of plan assets.

As part of the investment strategy discussed above, the Registrants maintained the following weighted average allocation targets for the postretirement plans as of December 31, 2019:

	CenterPoint Energy		Houston Electric		CERC
	Minimum	Maximum	Minimum	Maximum	Minimum	Maximum
U.S. equity	13%	23%	13%	23%	15%	25%
International equity	3%	13%	3%	13%	2%	12%
Fixed income	69%	79%	69%	79%	68%	78%
Cash	0%	2%	0%	2%	0%	2%

The following table presents mutual funds by level, within the fair value hierarchy, the Registrants’ postretirement plan assets at fair value as of December 31, 2019 and 2018:

	Fair Value Measurements as of December 31,
	2019				2018
	Mutual Funds
	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)	Total
	(in millions)
CenterPoint Energy	$128	$—	$—	$128	$114	$—	$—	$114
Houston Electric	101	—	—	101	89	—	—	89
CERC	27	—	—	27	25	—	—	25

The amounts invested in mutual funds were allocated as follows:

	As of December 31,
	2019			2018
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
Fixed income	71%	71%	69%	74%	74%	73%
U.S. equities	21%	21%	24%	19%	19%	21%
International equities	8%	8%	7%	7%	7%	6%

(g) Benefit Plan Contributions

The Registrants made the following contributions in 2019 and expect to make the following minimum contributions in 2020 to the indicated benefit plans below:

	Contributions in 2019			Expected Minimum Contributions in 2020
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Qualified pension plans	$86	$—	$—	$76	$—	$—
Non-qualified pension plans	23	—	—	7	—	—
Postretirement benefit plans	17	10	3	17	9	3

The following benefit payments are expected to be paid by the pension and postretirement benefit plans:

	Pension Benefits	Postretirement Benefits
	CenterPoint Energy	CenterPoint Energy	Houston Electric	CERC
	(in millions)
2020	$180	$18	$8	$5
2021	178	18	8	4
2022	180	19	9	5
2023	181	20	10	5
2024	177	21	10	6
2025-2029	824	112	54	30

(h) Savings Plan

CenterPoint Energy maintains the CenterPoint Energy Savings Plan, a tax-qualified employee savings plan that includes a cash or deferred arrangement under Section 401(k) of the Code, and an employee stock ownership plan under Section 4975(e)(7) of the Code. Under the plan, participating employees may make pre-tax or Roth contributions and, if eligible, after-tax contributions up to certain federally mandated limits. Participating Registrants provide matching contributions and, as of January 1, 2020, nonelective contributions, if eligible, up to certain limits. CenterPoint Energy, through the Merger, also acquired additional defined contribution retirement savings plans sponsored by Vectren and its subsidiaries that are qualified under sections 401(a) and 401(k) of the Code, one of which merged into the CenterPoint Energy Savings Plan as of January 1, 2020.

The CenterPoint Energy Savings Plan has significant holdings of Common Stock. As of December 31, 2019, 11,051,800 shares of Common Stock were held by the savings plan, which represented approximately 13% of its investments. Given the concentration of the investments in Common Stock, the savings plan and its participants have market risk related to this investment. The savings plan limits the percentage of future contributions that can be invested in Common Stock to 25% and prohibits transfers of account balances where the transfer would result in more than 25% of a participant’s total account balance invested in Common Stock.

CenterPoint Energy allocates the savings plan benefit expense to Houston Electric and CERC related to their respective employees. The following table summarizes the Registrants’ savings plan benefit expense for 2019, 2018 and 2017:

	Year Ended December 31,
	2019			2018			2017
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Savings plan benefit expenses (1)	$58	$18	$18	$43	$17	$18	$41	$17	$17

(1)	Amounts presented in the table above are included in Operation and maintenance expense in the Registrants’ respective Statements of Consolidated Income and shown prior to any amounts capitalized.

(i) Other Benefits Plans

The Registrants participate in CenterPoint Energy’s plans that provide postemployment benefits for certain former or inactive employees, their beneficiaries and covered dependents, after employment but before retirement (primarily healthcare and life insurance benefits for participants in the long-term disability plan).

CenterPoint Energy maintains non-qualified deferred compensation plans, including plans acquired in the Merger, that provide benefits payable to eligible directors, officers and select employees or their designated beneficiaries at specified future dates or upon termination, retirement or death. Benefit payments are made from the general assets of the participating Registrants.

Expenses related to other benefit plans were recorded as follows:

	Year Ended December 31,
	2019			2018			2017
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Postemployment benefits	$2	$1	$1	$3	$4	$1	$6	$1	$4
Deferred compensation plans	4	1	—	3	1	—	3	1	—

Amounts related to other benefit plans were included in Benefit Obligations in the Registrants’ accompanying Consolidated Balance Sheets as follows:

	December 31, 2019			December 31, 2018
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Postemployment benefits	$11	$3	$7	$11	$3	$7
Deferred compensation plans	41	8	3	42	9	3
Split-dollar life insurance arrangements	32	1	—	36	1	—

(j) Change in Control Agreements and Other Employee Matters

CenterPoint Energy has a change in control plan, which was amended and restated on May 1, 2017. The plan generally provides, to the extent applicable, in the case of a change in control of CenterPoint Energy and covered termination of employment, for severance benefits of up to three times annual base salary plus bonus, and other benefits. Certain CenterPoint Energy officers, including the Executive Chairman, are participants under the plan.

Certain key employees of Vectren and its subsidiaries have change in control agreements or employment agreements that provide payments and other benefits upon a covered termination of employment.

As of December 31, 2019, the Registrants’ employees were covered by collective bargaining agreements as follows:

		Percentage of Employees Covered
	Agreement Expiration	CenterPoint Energy	Houston Electric	CERC
IBEW Local 66	May 2020	10%	51%	—
OPEIU Local 12 and Mankato	March and May 2021	2%	—	3%
Gas Workers Union Local 340	April 2020	3%	—	12%
IBEW Locals 949 & 1393 and USW Locals 12213 & 7441	December 2020	4%	—	7%
USW Locals 13-227 & 13-1 and IBEW Local 702	June and July 2022	5%	—	12%
Teamsters Local 135	September 2021	—	—	—
UWUA Local 175	October 2021	1%	—	—
Trade Agreements of Infrastructure Services through the DCA and PLCA (1)	Various expiration dates in 2020–2022	27%	—	—
Total		52%	51%	34%

(1)
Infrastructure Services Disposal Group negotiates various trade agreements through contractor associations. The two primary associations are the DCA and the PLCA.  These trade agreements are with a variety of construction unions including Laborer’s International Union of North America, International Union of Operating Engineers, United Association of Journeymen and Apprentices of the Plumbing and Pipe Fitting Industry, and Teamsters. The trade agreements have varying expiration dates in 2020, 2021 and 2022. In addition, these subsidiaries have various project agreements and small local agreements.  These agreements expire upon completion of a specific project or on various dates throughout the year.